INCOME TAXES (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Warrant liability	$ 617,000	$ 1,087,000
Accrued executive compensation	519,000	515,000
Reserves and other	421,000	468,000
Net operating loss carryforwards	17,851,000	18,961,000
Gross deferred tax assets	19,408,000	21,031,000
Valuation allowance	19,408,000	(21,031,000)
Net deferred tax assets	$ 0	$ 0